Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Assets
Operating lease ROU assets, net	$ 674,595	$ 1,172,808
Liabilities
Operating lease liabilities, current	469,826	479,130
Operating lease liabilities, non-current	$ 226,444	$ 697,346
Weighted average remaining lease term (in years)	1 year 5 months 12 days	2 years
Weighted average discount rate (%)	5.88%	5.88%
Operating lease ROU, obtained for operating lease liabilities		$ 139,474	$ 35,815
Operating lease expenses
Amortization of right-of-use assets	495,494	571,066	752,433
Interest of lease liabilities	56,211	44,144	42,034
Total operating lease expenses	$ 551,705	$ 615,210	$ 794,467